Secured Notes Payable (Details 2) - Warrant Liability [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Annual dividend yield
Expected life (years)		4 years 15 days
Risk-free interest rate		0.99%
Expected volatility		134.00%